Commitments and Contingencies (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 05, 2025	Dec. 03, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 24, 2025	Dec. 23, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Services agreement effective date						4 years
Receive aggregate common units	10,000,000					10,000,000
Shares issued for services, value
Conversion of stock shares converted		76.9			76.9
Premium put option contracts							$ 534,500	$ 534,500
Fair value of put option contracts	$ 428,236					428,236
Fair value of sold put option liability	106,264					$ 106,264
Derivative security	$ 4,645,780
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for services				10,000,000		10,000,000
Shares issued for services, value						$ 10,000
Purchase of shares. value					$ 84,400,000
Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for services, value
Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for services						10,000,000
Business Combination Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for services, value						$ 10,000
Preferred Equity Subscription Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock shares converted						64,562,500
Preferred Equity Subscription Agreement [Member] | Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of shares						51,650,000
Purchase of shares. price per share	$ 10.00					$ 10.00
Purchase of shares. value						$ 516,500,000
Sponsor Earnout Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			8,333,333
Share price trigger event description			100% of the Earnout Founder Shares will vest and shall no longer be subject to the Sponsor Transfer Restrictions if the closing price of the Pubco Stock equals or exceeds $10.21 per share (as may be adjusted) for any 20 trading days within any consecutive 30-trading day period during the Earnout Period
BTC price trigger event description			100% of the Earnout Founder Shares will vest and shall no longer be subject to the Sponsor Transfer Restrictions if the BTC VWAP (as defined below) equals or exceeds $140,000 during any five-day period during the Earnout Period
Stock price per share	10.21					$ 10.21
Seller Earnout Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			9,500,000
Share price trigger event description			100% of the Earnout Seller Shares will vest and shall no longer be subject to the Seller Transfer Restrictions upon a Share Price Trigger Event.
BTC price trigger event description			100% of the Earnout Seller Shares will vest and shall no longer be subject to the Seller Transfer Restrictions upon a BTC Price Trigger Event.
Stock price per share	$ 10.21					$ 10.21
Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for services		10,000,000